SHARE-BASED COMPENSATION - Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Share-based compensation expense	$ (3,746)	$ (3,736)
Share options
SHARE-BASED COMPENSATION
Share-based compensation expense	(1,324)	(1,416)
RSUs
SHARE-BASED COMPENSATION
Share-based compensation expense	(2,336)	(2,076)
PSUs
SHARE-BASED COMPENSATION
Share-based compensation expense	$ (86)	$ (244)